Intangible assets and goodwill - Accumulated amortization (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill at beginning of period	$ 6,750,107
Goodwill at end of period	7,694,111	$ 6,750,107
Achieve
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill at beginning of period	6,750,107
Goodwill at end of period	7,694,111	6,750,107
Cost | Achieve
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill at beginning of period	6,750,107	3,707,650
Additions	15,328,219	3,042,457
Goodwill at end of period	22,078,326	6,750,107
Impairment | Achieve
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill at beginning of period		0
Impairment loss	(14,384,215)	$ 0
Goodwill at end of period	$ (14,384,215)